Related Party Transactions - Additional Information (Detail)							3 Months Ended	6 Months Ended	9 Months Ended
	Apr. 13, 2021 USD ($) shares	Mar. 22, 2021 shares	Feb. 12, 2021 shares	Jan. 26, 2021 USD ($) $ / shares shares		Jan. 22, 2021 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Jan. 13, 2021 $ / shares
Related Party Transaction [Line Items]
Stock shares issued during the period for services value				$ 25,000	[1]			$ 25,000
Due to related party current							$ 61,667		$ 61,667
Proceeds from issuance of warrants	$ 9,000,000								$ 10,050,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants or rights warrants issued during the period units | shares	700,000			6,000,000					6,000,000
Proceeds from issuance of warrants				$ 9,000,000
Class of warrants or rights exercise price per share | $ / shares										$ 11.50
Class of warrants or rights warrants issued issue price per warrant | $ / shares				$ 1.50						$ 1.50
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Subject to Forfeiture | shares	1,312,500			1,312,500
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants or rights warrants issued during the period units | shares				6,700,000
Proceeds from issuance of warrants				$ 10,050,000
Sponsor [Member]
Related Party Transaction [Line Items]
Notes payable to related party classified as current				$ 0
Line of Credit Facility, Maximum Borrowing Capacity						$ 250,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants or rights warrants issued during the period units | shares									6,700,000
Proceeds from issuance of warrants	$ 1,050,000
Sponsor [Member] | Administration And Support Services
Related Party Transaction [Line Items]
Related party transaction fees payable per month							10,000		$ 10,000
Due to related party current							30,000		30,000
Sponsor [Member] | Administration And Support Services | General and Administrative Expense
Related Party Transaction [Line Items]
Related party transaction administration expenses incurred							30,000		61,667
Sponsor [Member] | Working Capital Loans
Related Party Transaction [Line Items]
Working capital loans convertible into equity warrants							$ 1,500,000		$ 1,500,000
Debt instrument conversion price per share | $ / shares							$ 1.50		$ 1.50
Bank overdrafts							$ 0		$ 0
Common Class B
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares | shares				10,062,500	[1]			10,062,500
Stock shares issued during the period for services value				$ 1,006	[1]			$ 1,006
Common stock shares outstanding | shares				10,062,500			10,062,500		10,062,500
Percentage of common stock issued and outstanding				20.00%
Common Class B | Founder
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares | shares						7,187,500
Stock shares issued during the period for services value						$ 25,000
Stock split ratio		1.0606	1.32
Common stock shares outstanding | shares		10,062,500	9,487,500
Percentage of common stock issued and outstanding				20.00%			20.00%		20.00%
Common Class B | Sponsor [Member] | Restriction On Transfer Of Sponsor Shares
Related Party Transaction [Line Items]
Lock in period of shares				1 year					1 year
Share Price | $ / shares				$ 12.00			$ 12.00		$ 12.00
Waiting period after which the share trading days are considered				150 days					150 days
Number of trading days for determining share price				20 days					20 days
Number of consecutive trading days for determining the share price				30 days					30 days

[1]	Includes an aggregate of up to 1,312,500 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 4). On February 12, 2021, the Company effected a 33-for-25 share split with respect to the founder shares, resulting in an aggregate of 9,487,500 founder shares issued and outstanding. On March 22, 2021, the Company effected a 35-for-33 share split with respect to the founder shares, resulting in an aggregate of 10,062,500 founder shares issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalizations (see Note 4).